Schedule of Allowance for Credit Loss (Details) - TALENTEC SDN. BHD. [Member] - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
Balance at beginning of the year	$ 125,035	$ 107,013
Additions		19,494
Reversal	(861)
Foreign exchange differences	9,544	(1,472)
Balance at end of the year	$ 133,718	$ 125,035